FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Accounting Standards Codification (ASC) 820, Fair Value Measurement, provides for a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is the price that would be received by the Plan for an asset or paid by the Plan to transfer a liability in an orderly transaction between market participants on the measurement date in the Plan’s principal or most advantageous market for the asset or liability. Fair value measurements are determined by maximizing the use of observable inputs and minimizing the use of unobservable inputs. The hierarchy places the highest priority on unadjusted quoted market prices in active markets for identical assets or liabilities (level 1) and gives the lowest priority to unobservable inputs (level 3). The three levels of inputs within the fair value hierarchy are defined as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Plan has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect the Plan’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

In some cases, a valuation technique used to measure fair value may include inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the valuation methodologies used or transfers between levels at December 31, 2025 and 2024.

Investments in Company's common stock is stated at fair value based on the last reported sales price on the last business day of the year in the active market in which the security is traded.

Mutual funds are valued at the daily closing price as reported by the fund. These funds are required to publish their daily net asset value (“NAV”) and to transact at the price. The mutual funds held by the Plan are deemed to be actively traded.

The fair values of mutual fund investments and publicly traded common stocks are determined using quoted prices on nationally recognized securities exchanges (Level 1 inputs).

Investments measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1)
	December 31, 2025	December 31, 2024

Investments:
Mutual Funds	$611,552,355	$541,058,088
Fulton Financial Corporation Common Stock	22,015,333	22,084,006
Total	$633,567,688	$563,142,094

There are no Level 2 or Level 3 investments as of December 31, 2025 and 2024.